LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Aerospace & Defense - 3.5%
Axon Enterprise, Inc. (a)	3,045	$433,669
Mercury Systems, Inc. (a)	1,975	139,534
		573,203
Banks - 7.0%
Comerica, Inc.	5,355	384,168
Cullen/Frost Bankers, Inc.	3,280	356,733
Zions Bancorp N.A.	7,145	392,689
		1,133,590
Biotechnology - 9.0%
Charles River Laboratories International, Inc. (a)	1,500	434,745
Emergent BioSolutions, Inc. (a)	2,560	237,850
Iovance Biotherapeutics, Inc. (a)	8,220	260,245
Natera, Inc. (a)	2,470	250,804
Neogen Corp. (a)	2,980	264,892
		1,448,536
Building Products - 4.0%
Builders FirstSource, Inc. (a)	7,475	346,616
Trex Co., Inc. (a)	3,245	297,047
		643,663
Capital Markets - 2.6%
LPL Financial Holdings, Inc.	2,980	423,637

Chemicals - 1.9%
Compass Minerals International, Inc.	4,965	311,405

Diversified Consumer Services - 1.6%
Chegg, Inc. (a)	2,980	255,267

Electronic Equipment & Instruments - 2.2%
Trimble, Inc. (a)	4,605	358,223

Food Products - 3.4%
Freshpet, Inc. (a)	3,455	548,689

Health Care Equipment & Supplies - 5.6%
NeoGenomics, Inc. (a)	5,540	267,194
SmileDirectClub, Inc. (a)	20,480	211,149
STAAR Surgical Co. (a)	3,980	419,532
		897,875
Health Care Providers & Services - 3.8%
Medpace Holdings, Inc. (a)	1,850	303,492
Omnicell, Inc. (a)	2,370	307,792
		611,284
Hotels, Restaurants & Leisure - 3.5%
Churchill Downs, Inc.	1,375	312,702
Wingstop, Inc.	1,970	250,525
		563,227
Insurance - 1.1%
Palomar Holdings, Inc. (a)	2,690	180,338

IT Consulting & Services - 1.0%
LiveRamp Holdings, Inc. (a)	3,085	160,050

Leisure Equipment & Products - 3.7%
Brunswick Corporation	3,175	302,800
Pool Corp.	865	298,632
		601,432
Machinery - 5.8%
Colfax Corp. (a)	6,385	279,727
ITT, Inc.	3,840	349,095
Rexnord Corp.	6,560	308,910
		937,732
Marine - 1.8%
Kirby Corp. (a)	4,900	295,372

Media & Entertainment - 2.3%
Nexstar Media Group, Inc. - Class A	2,635	370,033

Metals & Mining - 2.1%
Teck Resources Ltd. (b)	17,535	336,321

Multiline Retail - 3.2%
Five Below, Inc. (a)	1,790	341,514
Ollie's Bargain Outlet Holdings, Inc. (a)	2,005	174,435
		515,949
Office REIT - 2.0%
SL Green Realty Corp.	4,515	316,005

Oil, Gas & Consumable Fuels - 4.5%
CNX Resources Corp. (a)	10,320	151,704
Diamondback Energy Inc.	3,625	266,401
HollyFrontier Corp.	8,840	316,295
		734,400
Pharmaceuticals - 3.2%
Horizon Therapeutics PLC (a)(b)	3,580	329,503
Reata Pharmaceuticals, Inc. - Class A (a)	1,815	180,956
		510,459
Professional Services - 3.0%
Upwork, Inc. (a)	10,955	490,455

Real Estate Development - 1.5%
FirstService Corp. (b)	1,645	243,772

Software - 10.6%
Appian Corp. (a)	1,240	164,858
Cloudera, Inc. (a)	26,295	320,010
Fair Isaac Corp. (a)	550	267,327
Five9, Inc. (a)	2,105	329,075
Medallia, Inc. (a)	6,915	192,859
OneSpan Inc. (a)	9,315	228,218
Q2 Holdings, Inc. (a)	2,070	207,414
		1,709,761
Trading Companies & Distributors - 1.6%
Watsco, Inc.	980	255,535

TOTAL COMMON STOCKS
(Cost $9,674,873)		15,426,213

SHORT-TERM INVESTMENTS - 4.5%
Money Market Funds - 4.5%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.03% (c)	477,422	477,422
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Shares, 0.03% (c)	244,844	244,844
		722,266
TOTAL SHORT-TERM INVESTMENTS
(Cost $722,266)		722,266

Total Investments - 100.0%		16,148,479
(Cost $10,397,139)
Other Assets in Excess of Liabilities - 0.0%		2,104
TOTAL NET ASSETS - 100.0%		$16,150,583

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.
("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at March 31, 2021 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Fund may use prices provided by independent pricing services to assist in the fair valuation of the Fund's portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2021, the Fund's assets carried at fair value were classified as follows:

LKCM Small-Mid Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$15,426,213	$–	$–	$15,426,213
Short-Term Investments	722,266	–	–	722,266
Total Investments	$16,148,479	$–	$–	$16,148,479